Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Investments

5.INVESTMENTS

The investments balance consists of:

	At December 31	At December 31
(in thousands)	2024	2023

Investments:
Equity instruments
Shares	$6,280	$10,390
Warrants	280	127
Investment in Associates	1,487	—
Convertible Debentures	13,000	15,565
Physical Uranium	231,088	276,815
	$252,135	$302,897

Investments-by balance sheet presentation:
Current	$6,292	$10,400
Long-term	245,843	292,497
	$252,135	$302,897

The investments continuity summary is as follows:

	Equity	Investment in	Convertible	Physical	Total
(in thousands)	Instruments	Associates	Debentures	Uranium	Investments

Balance-January 1, 2023	$8,109	$—	$—	$162,536	$170,645
Acquisition of investments	2,417	—	15,000	—	17,417
Sale of investments	—	—	—	(19,901)	(19,901)
Change in fair value gain to profit and (loss) (note 17)	(9)	—	565	134,180	134,736
Balance-December 31, 2023	$10,517	$—	$15,565	$276,815	$302,897

Sale of investments	—	—	—	(13,598)	(13,598)
Acquisition of investments	977	1,487	—	—	2,464
Change in fair value gain to profit and (loss) (note 17)	(4,934)	—	(2,565)	(32,129)	(39,628)
Balance-December 31, 2024	$6,560	$1,487	$13,000	$231,088	$252,135

Investment in equity instruments

At December 31, 2024, the Company holds equity instruments consisting of shares and warrants in publicly traded companies. These investments are recorded at cost and subsequently measured at fair market value with changes being recorded through profit or loss.

Investment in associates

In September 2024, the Company entered into an option agreement with Foremost Clean Energy Ltd (‘Foremost’), which grants Foremost a multi-phase option to acquire up to 70% of Denison’s interest in 10 non-core uranium exploration properties (collectively, the 'Foremost Transaction'). Pursuant to the  Foremost Transaction, Foremost would acquire such total interests upon completion of a combination of direct payments to Denison and funding of exploration expenditures with an aggregate value of up to approximately $30,000,000.

The first phase, was completed by Foremost in October 2024, whereby Foremost acquired a 20% interest in the exploration properties (14.03% for Hatchet Lake, due to the ownership structure) upon completion of the following:

●	Issuance of 1,369,810 common shares to Denison (19.95% of outstanding shares);
●	Appointment of a Technical Advisor to Foremost at Denison’s election; and
●	Entering into an Investor Rights Agreement providing for, among other things: the appointment by Denison of up to two individuals to the board of directors of Foremost; and a pre-emptive equity participation right for Denison to maintain a 19.95% equity interest in Foremost.

The second and third phases of the Foremost Transaction require a combination of cash (or share) payments to the Company, and the completion of spending milestones on the projects. The timeline to complete the second phase is within 36 months of the effective date of the option agreement, and the third phase must be completed within 36 months from the completion of the second phase.

In December 2024, the Company participated in a private placement to maintain its approximate ownership percentage interest in Foremost and acquired an additional 607,600 common shares and 607,600 share purchase warrants for total consideration of $1,822,000.

As of December 31, 2024, the Company holds 19.13% of the issued and outstanding common shares of Foremost and accounts for the investment via equity accounting as it demonstrates significant influence over Foremost, due to board representation. Denison records its equity share of earnings (loss) in Foremost one quarter in arrears (due to the information not yet being available), adjusted for any known material transactions that have occurred up to the period end date on which Denison is reporting.

As at December 31, 2024, the Company holds 1,977,410 shares of Foremost with a fair market value of $4,054,000.

Investment in convertible debentures

In 2023, the Company completed a $15,000,000 strategic investment in F3 Uranium Corp. (“F3”) in the form of unsecured convertible debentures (the “Debentures”). The Debentures carry a 9% coupon (the “Interest”), payable quarterly over a 5-year term and will be convertible at Denison’s option into common shares of F3 at a conversion price of $0.56 per share. F3 has at its sole discretion, the right to pay up to one-third of the Interest in common shares of F3 issued at a price per common share equal to the volume weighted average share price of F3’s common shares on the TSX Venture Exchange for the 20 trading days ending on the day prior to the date on which such payment of Interest is due. F3 will also have certain redemption rights on or after the third anniversary of the date of issuance of the Debentures and/or in the event of an F3 change of control. This investment is classified as financial assets measured at fair value through profit or loss.

The convertible debt instruments are classified as non - current as they are convertible and redeemable for a period more than one year after the balance sheet date. During the year ended December 31, 2024, a portion of the interest payable on the convertible debentures was settled in shares, at the option of the debtor per the unsecured convertible debenture agreement.

Investment in uranium

As at December 31, 2024, the Company holds a total of 2,200,000 pounds of physical uranium as uranium oxide concentrates (“U3O8”) at a cost of $80,729,000 (USD$65,289,000 or USD$29.67 per pound of U3O8) and market value of $231,088,000 (USD$160,600,000 or USD$73.00 per pound of U3O8).

During the year ended December 31, 2024, the Company sold 100,000 pounds of U3O8 for proceeds of $13,598,000 (USD$10,000,000).